Supplementary Financial Statement Information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenues	$ 1,492,988	$ 1,355,139	$ 1,108,621
Israel [Member]
Disclosure of geographical areas [line items]
Revenues	893,605
United States [Member]
Disclosure of geographical areas [line items]
Revenues	418,148
Europe [Member]
Disclosure of geographical areas [line items]
Revenues	141,316
Africa [Member]
Disclosure of geographical areas [line items]
Revenues	13,726
Japan [Member]
Disclosure of geographical areas [line items]
Revenues	11,053
Other (mainly Asia pacific) [Member]
Disclosure of geographical areas [line items]
Revenues	$ 109,121	$ 105,808	$ 72,585